JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

October 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
JPMorgan Funds, listed on Appendix A
(the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated as indicated in Appendix A, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated October 5, 2018.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

APPENDIX A

J.P. Morgan Income Funds

Prospectuses dated July 1, 2018

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated December 29, 2018

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated March 1, 2018

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated October 1, 2018

JPMorgan Inflation Managed Bond Fund

J.P. Morgan International Equity Funds

Prospectuses dated March 1, 2018

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated May 17, 2018

JPMorgan International Value Fund

J.P. Morgan Funds

Prospectuses dated March 1, 2018

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

J.P. Morgan Tax Aware Funds

Prospectus dated July 1, 2018

JPMorgan Tax Aware High Income Fund

Prospectuses dated March 1, 2108

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan SMA Funds

Prospectus dated March 1, 2018

JPMorgan Tax Aware Real Return SMA Fund

J.P. Morgan Municipal Bond Funds

Prospectuses dated July 1, 2018

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J.P. Morgan U.S. Equity Funds

Prospectuses dated November 1, 2018

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Value Advantage Fund

Prospectuses dated June 1, 2018

JPMorgan Small Cap Blend Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase